SIGNIFICANT ACCOUNTING POLICIES - Revenue Generated from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenues	¥ 6,250,109	¥ 6,433,363	¥ 5,812,255
Sales Revenue Net | Customer Concentration Risk | Major Customers
Concentration Risk [Line Items]
Revenues	¥ 3,340,857	¥ 4,447,957	¥ 4,271,135
Concentration risk, percentage	53.50%	69.10%	73.50%
Sales Revenue Net | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Revenues	¥ 3,340,857	¥ 4,447,957	¥ 4,271,135
Concentration risk, percentage	53.50%	69.10%	73.50%